                                    FORM 13F

                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                 REPORT OF THE QUARTER ENDED DECEMBER 31, 2000

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                (PLEASE READ INSTRUCTIONS BEFORE PREPARING FORM)
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                         IF AMENDED REPORT, CHECK HERE:

Name of Institutional Investment Manager:
     NorthPointe Capital, LLC
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Business Address:
     201 W. Big Beaver Rd.  Troy               MI             48084
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Street                      City              State           Zip

Name, Phone No., and Title of Person Duly Authorized to Submit This Report:

     Michael Hayden
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ATTENTION - International misstatements or omissions of facts constitute
Federal Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

FORM 13F FILE NUMBER:   Not issued yet - 1st filing
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        The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously-submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager caused this report to be signed on its behalf in the City of Columbus and the State of Ohio on the 5th day of June, 2001.

                                         NorthPointe Capital, LLC
                                         -----------------------------------
                                      (Name of Institutional Investment Manager)

                             Michael Hayden
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              (Manual signature of Person Duly Authorized to submit this Report)

Report Type (Check only one):
     [X] 13F HOLDING REPORT. (check here if all holdings of this reporting manager are reported in this report.)

         13F NOTICE. (check here if no holdings reported are in this report and all holdings are reported in by other reporting manager(s).)

         13F COMBINATION REPORT. (check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Manager: (If there are no entries in this list, omit this section.)
                        FORM CONTINUES ON FOLLOWING PAGE
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                       Form 13F NorthPointe Summary Page



 Report Summary:



 Form 13F NorthPointe Information Table Entry                         120

 Form 13F NorthPointe Information Table Value                     152,290

                                                            (thousands)

                               NorthPointe Detail


                               Title                      Fair     Shares of                         Managers
                               of                         Market   Principal     Shared as   Shared- see
Name of Issuer                 Class          Cusip       Value    Amount   Sole in Instr V  Other   Instr V  Sole(1)  Shared  None
AFFILIATED MANAGERS GROU       COMMON STOCK   008252108   $960     17,500          X                                   17,500
ALBERTO CULVER CO              COMMON STOCK   013068200   $630     17,300          X                                   17,300
ALLIANT TECHSYSTEMS INC        COMMON STOCK   018804104   $1,108   16,600          X                                   16,600
AMERICAN CAPITAL STRATEG       COMMON STOCK   024937104   $2,000   79,400          X                                   79,400
AMERICAN HOME MTG HLDGS        COMMON STOCK   02660M108   $392     82,564          X                                   82,564
AMERICAN STS WTR CO            COMMON STOCK   029899101   $962     26,100          X                                   26,100
AMERICREDIT CORP               COMMON STOCK   03060R101   $1,128   41,400          X                                   41,400
AMERUS GROUP CO                COMMON STOCK   03072M108   $1,968   60,800          X                                   60,800
AMETEK INC NEW                 COMMON STOCK   031100100   $1,126   43,400          X                                   43,400
APRIA HEALTHCARE GROUP I       COMMON STOCK   037933108   $1,868   62,800          X                                   62,800
ARKANSAS BEST CORP DEL         COMMON STOCK   040790107   $791     43,200          X                                   43,200
ASTEC INDS INC                 COMMON STOCK   046224101   $815     61,800          X                                   61,800
ASTORIA FINL CORP              COMMON STOCK   046265104   $1,651   30,400          X                                   30,400
ATLAS AIR WORLDWIDE HLDG       COMMON STOCK   049164106   $1,047   32,100          X                                   32,100
AVID TECHNOLOGY INC            COMMON STOCK   05367P100   $2,077   113,700         X                                   113,700
BANCWEST CORP NEW              COMMON STOCK   059790105   $2,861   109,500         X                                   109,500
BANK UTD CORP                  COMMON STOCK   065412108   $1,602   23,500          X                                   23,500
BOWATER INC                    COMMON STOCK   102183100   $1,094   19,400          X                                   19,400
BRANDYWINE RLTY TR             COMMON STOCK   105368203   $1,521   73,500          X                                   73,500
BRUSH ENGINEERED MATLS I       COMMON STOCK   117421107   $258     12,800          X                                   12,800
BURLINGTON COAT FACTORY        COMMON STOCK   121579106   $930     49,100          X                                   49,100
CABOT INDUSTRIAL TRUST         COMMON STOCK   127072106   $1,596   83,200          X                                   83,200
CACI INTL INC                  COMMON STOCK   127190304   $799     34,700          X                                   34,700
CAMDEN PPTY TR                 COMMON STOCK   133131102   $2,268   67,700          X                                   67,700
CAREMARK RX INC                COMMON STOCK   141705103   $1,196   88,200          X                                   88,200
CARPENTER TECHNOLOGY COR       COMMON STOCK   144285103   $1,936   55,300          X                                   55,300
CBRL GROUP INC                 COMMON STOCK   12489V106   $526     28,900          X                                   28,900
CENTEX CORP                    COMMON STOCK   152312104   $898     23,900          X                                   23,900
CIRRUS LOGIC CORP              COMMON STOCK   172755100   $1,275   68,000          X                                   68,000
CITY NATL CORP                 COMMON STOCK   178566105   $1,487   38,300          X                                   38,300
COGNEX CORP                    COMMON STOCK   192422103   $1,469   66,395          X                                   66,395
COMMERCE BANCORP INC NJ        COMMON STOCK   200519106   $1,504   22,000          X                                   22,000
COOPER COS INC                 COMMON STOCK   216648402   $1,507   37,800          X                                   37,800
CORSAIR COMMUNICATIONS I       COMMON STOCK   220406102   $549     77,100          X                                   77,100
COST PLUS INC CALIF            COMMON STOCK   221485105   $1,222   41,600          X                                   41,600
CULLEN FROST BANKERS INC       COMMON STOCK   229899109   $2,643   63,200          X                                   63,200
CUNO INC                       COMMON STOCK   126583103   $791     29,500          X                                   29,500
CYTEC INDS INC                 COMMON STOCK   232820100   $1,086   27,200          X                                   27,200
DEVELOPERS DIVERSIFIED R       COMMON STOCK   251591103   $644     48,400          X                                   48,400
DONALDSON INC                  COMMON STOCK   257651109   $1,074   38,600          X                                   38,600
EDWARDS LIFESCIENCES COR       COMMON STOCK   28176E112   $1,101   62,000          X                                   62,000
ENGELHARD CORP                 COMMON STOCK   292845104   $2,331   114,400         X                                   114,400
ESTERLINE TECHNOLOGIES C       COMMON STOCK   297425100   $501     19,100          X                                   19,100
ETHAN ALLEN INTERIORS IN       COMMON STOCK   297602104   $774     23,100          X                                   23,100
EVEREST RE GROUP LTD           COMMON STOCK   G3223R108   $401     5,600           X                                   5,600
EXTENDED STAY AMER INC         COMMON STOCK   30224P101   $1,056   82,200          X                                   82,200
FAMILY DLR STORES INC          COMMON STOCK   307000109   $1,535   71,600          X                                   71,600
FINISH LINE INC                COMMON STOCK   317923100   $539     91,200          X                                   91,200
FIRSTFED FINL CORP             COMMON STOCK   337907109   $1,535   47,500          X                                   47,500
FLOWSERVE CORP                 COMMON STOCK   34354P105   $1,830   85,600          X                                   85,600
FOOTSTAR INC                   COMMON STOCK   344912100   $1,609   32,500          X                                   32,500
GABLES RESIDENTIAL TR          COMMON STOCK   362418105   $745     26,600          X                                   26,600



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                               NorthPointe Detail


GBC BANCORP CALIF              COMMON STOCK   361475106   $1,048   27,300          X                                   27,300
GENTEX CORP                    COMMON STOCK   371901109   $726     39,000          X                                   39,000
HANOVER COMPRESSOR CO          COMMON STOCK   410768105   $1,827   41,000          X                                   41,000
HCC INS HLDGS INC              COMMON STOCK   404132102   $1,239   46,000          X                                   46,000
HEALTH NET INC                 COMMON STOCK   42222G108   $1,123   42,900          X                                   42,900
HELLER FINANCIAL INC           COMMON STOCK   423328103   $829     27,000          X                                   27,000
HORMEL FOODS CORP              COMMON STOCK   440452100   $1,659   89,100          X                                   89,100
HUBBELL INC                    COMMON STOCK   443510201   $607     22,900          X                                   22,900
HUDSON UNITED BANCORP          COMMON STOCK   444165104   $1,016   48,510          X                                   48,510
IDACORP INC                    COMMON STOCK   451107106   $1,619   33,000          X                                   33,000
IDEXX LABS INC                 COMMON STOCK   45168D104   $1,258   57,200          X                                   57,200
INTERSTATE BAKERIES CORP       COMMON STOCK   46072H108   $778     55,300          X                                   55,300
INVESTMENT TECHNOLOGY GR       COMMON STOCK   46145F105   $701     16,800          X                                   16,800
INVITROGEN CORP                COMMON STOCK   46185R100   $544     6,300           X                                   6,300
JACOBS ENGR GROUP INC DE       COMMON STOCK   469814107   $1,815   39,300          X                                   39,300
JONES LANG LASALLE INC         COMMON STOCK   48020Q107   $975     70,300          X                                   70,300
KEY ENERGY SVCS INC            COMMON STOCK   492914106   $1,100   105,400         X                                   105,400
KIRBY CORP                     COMMON STOCK   497266106   $947     45,100          X                                   45,100
LIGHTBRIDGE INC                COMMON STOCK   532226107   $780     59,400          X                                   59,400
LITTON INDS INC                COMMON STOCK   538021106   $606     7,700           X                                   7,700
LOCAL FINL CORP                COMMON STOCK   539553107   $1,343   102,300         X                                   102,300
MARINE DRILLING COS INC        COMMON STOCK   568240204   $875     32,700          X                                   32,700
MEDICIS PHARMACEUTICAL C       COMMON STOCK   584690309   $1,348   22,800          X                                   22,800
MERISTAR HOSPITALITY COR       COMMON STOCK   58984Y103   $1,687   85,700          X                                   85,700
METRIS COS INC                 COMMON STOCK   591598107   $1,360   51,700          X                                   51,700
MORGAN KEEGAN INC              COMMON STOCK   617410105   $1,405   53,000          X                                   53,000
NATIONAL SVC INDS INC          COMMON STOCK   637657107   $1,238   48,200          X                                   48,200
NEW JERSEY RES                 COMMON STOCK   646025106   $1,336   30,900          X                                   30,900
NEWFIELD EXPL CO               COMMON STOCK   651290108   $1,722   36,300          X                                   36,300
OLD REP INTL CORP              COMMON STOCK   680223104   $1,587   49,600          X                                   49,600
OLIN CORP                      COMMON STOCK   680665205   $2,111   95,400          X                                   95,400
OSHKOSH TRUCK CORP             COMMON STOCK   688239201   $1,676   38,100          X                                   38,100
OWENS & MINOR INC NEW          COMMON STOCK   690732102   $1,935   109,000         X                                   109,000
PACIFIC GULF PPTYS INC         COMMON STOCK   694396102   $409     66,800          X                                   66,800
PENNZOIL-QUAKER STATE CO       COMMON STOCK   709323109   $892     69,300          X                                   69,300
PHARMACEUTICAL PROD DEV        COMMON STOCK   717124101   $1,043   21,000          X                                   21,000
PINNACLE SYS INC               COMMON STOCK   723481107   $1,142   154,800         X                                   154,800
POLARIS INDS INC               COMMON STOCK   731068102   $1,236   31,100          X                                   31,100
POLYMEDICA CORP                COMMON STOCK   731738100   $604     18,100          X                                   18,100
PRENTISS PPTYS TR              COMMON STOCK   740706106   $1,983   73,600          X                                   73,600
QUESTAR CORP                   COMMON STOCK   748356102   $2,044   68,000          X                                   68,000
R H DONNELLEY CORP             COMMON STOCK   74955W307   $1,568   64,500          X                                   64,500
RADIAN GROUP INC               COMMON STOCK   750236101   $1,989   26,500          X                                   26,500
REEBOK INTL LTD                COMMON STOCK   758110100   $760     27,800          X                                   27,800
REINSURANCE GROUP AMER I       COMMON STOCK   759351109   $1,331   37,500          X                                   37,500
RESPIRONICS INC                COMMON STOCK   761230101   $1,223   42,900          X                                   42,900
RUDDICK CORP                   COMMON STOCK   781258108   $748     65,400          X                                   65,400
RUSSELL CORP                   COMMON STOCK   782352108   $1,448   93,800          X                                   93,800
SCANA CORP NEW                 COMMON STOCK   80589M102   $1,862   63,000          X                                   63,000
SEACOR SMIT INC                COMMON STOCK   811904101   $805     15,300          X                                   15,300
SENSIENT TECHNOLOGIES CO       COMMON STOCK   81725T100   $1,745   76,700          X                                   76,700
SENSORMATIC ELECTRS CORP       COMMON STOCK   817265101   $1,362   67,900          X                                   67,900
STANCORP FINL GROUP INC        COMMON STOCK   852891100   $1,676   35,100          X                                   35,100

                               NorthPointe Detail


STATION CASINOS INC            COMMON STOCK   857689103   $1,025   68,600          X                                   68,600
STEWART & STEVENSON SVCS       COMMON STOCK   860342104   $1,889   83,200          X                                   83,200
STONE ENERGY CORP              COMMON STOCK   861642106   $1,575   24,400          X                                   24,400
SUPERIOR INDS INTL INC         COMMON STOCK   868168105   $1,259   39,900          X                                   39,900
TRICO MARINE SERVICES IN       COMMON STOCK   896106101   $562     36,400          X                                   36,400
UNITED RENTALS INC             COMMON STOCK   911363109   $1,205   89,700          X                                   89,700
USX-U S STL                    COMMON STOCK   90337T101   $1,198   66,538          X                                   66,538
UTILICORP UTD INC              COMMON STOCK   918005109   $1,507   48,600          X                                   48,600
VENATOR GROUP INC              COMMON STOCK   922944103   $2,134   137,700         X                                   137,700
WASTE CONNECTIONS INC          COMMON STOCK   941053100   $1,461   44,200          X                                   44,200
WET SEAL INC                   COMMON STOCK   961840105   $1,242   60,400          X                                   60,400
WGL HLDGS INC                  COMMON STOCK   92924F106   $1,447   47,550          X                                   47,550
WHITMAN CORP NEW               COMMON STOCK   96647R107   $1,664   101,600         X                                   101,600
WIND RIVER SYSTEMS INC         COMMON STOCK   973149107   $853     25,000          X                                   25,000
YORK INTL CORP NEW             COMMON STOCK   986670107   $1,261   41,100          X                                   41,100






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